REAL ESTATE INVESTMENTS, NET - Rental Payments for Operating Leases (Q2) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Real Estate [Abstract]
July through December 2019	$ 8,838,687
2020	17,834,035	$ 17,588,378
2021	16,752,518	17,834,035
2022	15,520,338	16,752,518
2023	13,317,933	15,520,338
2024	12,958,858	13,317,933
Thereafter	46,224,832	59,183,690
Total	$ 131,447,201	$ 140,196,892